Accounting Policies (Revenue by major product line) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 1,580	$ 51	$ 5,069
Interest On Loans [Member]
Revenues	980	0	0
Property lease and management [Member]
Revenues	590	0	0
Product Sale [Member]
Revenues	$ 10	$ 51	$ 5,069